Consolidated Statement of Stockholders' Equity (Deficit) (USD $)		Total	Common Stock		Additional Paid In Capital		Warrants	Deficit Accumulated during the Development Stage
Balance at Feb. 08, 2008
Increase (Decrease) in Stockholders' Equity
Shares issued to founder on Feb 8, 2008		$ 15,000	$ 4,800	[1]	$ 10,200	[1]
Shares issued to founder on Feb 8, 2008 (in shares)	[1]		48,000,000
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		32,000	2,048	[1]	29,952	[1]
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)	[1]		20,480,000
Net loss		(7,187)						(7,187)
Balance at Jul. 31, 2008		39,813	6,848	[1]	40,152	[1]		(7,187)
Balance (in shares) at Jul. 31, 2008	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(33,714)						(33,714)
Balance at Jul. 31, 2009		6,099	6,848	[1]	40,152	[1]		(40,901)
Balance (in shares) at Jul. 31, 2009	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(36,158)						(36,158)
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		1,092,000	146		659,873		431,981
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			1,456,000				1,456,000
Balance at Mar. 18, 2011
Balance at Jul. 31, 2010	[1]		6,848		40,152
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively			400		(400)
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			4,000,000				4,000,000
Balance at Jun. 24, 2011
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Common stock cancelled			(1,728)		1,728
Common stock cancelled (in shares)			(17,280,000)
Common stock issued for services		332,000	20		331,980
Common stock issued for services (in shares)			200,000
Net loss		(3,758,817)						(3,758,817)
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Net loss		(771,391)						(771,391)
Balance at Apr. 30, 2012		$ 5,808,240	$ 8,786		$ 5,382,081		$ 5,024,640	$ (4,607,267)
Balance (in shares) at Apr. 30, 2012			87,856,000				42,246,000

[1]	Adjusted to reflect the forward stock split of 32-for-1 effective March 1, 2011.